Annual Fund Operating Expenses - AMERICAN CENTURY INTERNATIONAL BOND FUNDS - EMERGING MARKETS DEBT FUND	Mar. 01, 2025
EMERGING MARKETS DEBT FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
EMERGING MARKETS DEBT FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.71%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026

[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.